Schedule of Investments
September 30, 2020 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 61.42%

Automotive - 0.04%
Exide Technologies (2) (9) (13)			5,926	8,296

Bakery Products - 1.11%
Bab, Inc. (2)			479,411	239,705

Biotech & Pharma - 5.30%
Alexion Pharmaceuticals, Inc. (2) (3) (12)			10,000	1,144,300
Inyx, Inc. (2)			167,850	252

				1,144,552

Chemicals - 1.29%
DuPont de Nemours, Inc. (3)			5,000	277,400

Crude Petroleum & Natural Gas - 0.77%
Diamondback Energy, Inc. (3)			5,500	165,660

Electric & Other Services Combines - 4.00%
Evergy, Inc. (3) (12)			17,000	863,940

Gaming, Lodging & Restaurants - 0.59%
Guoco Group, Ltd. (Hong Kong) (2)			10,000	126,439

Hardware - 9.43%
IEC Electronics Corp. (2) (12)			235,316	2,035,483

Healthcare Facilities & Services - 5.15%
Acadia Healthcare Co., Inc. (2) (3) (12)			21,000	619,080
Brookdale Senior Living, Inc. (2)			50	127
Magellan Health, Inc. (2) (3)			6,500	492,570

				1,111,777

Holding Companies - 0.00%
Stoneleigh Partners Acquisition Corp. (2) (9) (11) (13)			400	0

Hotels Motels - 6.05%
MGM Resorts International (3) (12)			60,000	1,305,000

Hotels, Rooming House, Camps & Other Lodging Places - 2.04%
Hilton Grand Vacations, Inc. (2) (3)			21,000	440,580

Investment Advice - 1.11%
KKR & Co., Inc. (3)			7,000	240,380

IT Services - 0.00%
Computer Horizons Corp. (2) (9) (11) (13)			65,000	0

Media - 6.41%
30DC, Inc. (2) (10)			50,000	445
Axel Springer SE (Germany) (2)			7,000	528,838
Clear Channel Outdoor Holdings, Inc. (2)			11,249	11,249
ViacomCBS, Inc. Class B (3)			30,062	842,037

				1,382,569

Medical Equipment & Devices - 3.16%
Shockwave Medical, Inc. (2) (12)			9,000	682,200

Metals & Mining - 0.00%
Sacre-Coeur Minerals, Ltd. (Canada) (2) (9) (11) (13)			109,444	0

National Commercial Banks - 0.40%
Citigroup, Inc. (3)			2,000	86,220

Oil, Gas & Coal - 1.34%
Chevron Corp. (3) (12)			4,000	288,000
Dommo Energia SA ADR (2) (7)			551	1,054
Seadrill, Ltd. (United Kingdom) (2)			2,152	448

				289,502

Passenger Transportation - 0.31%
Transat AT, Inc. (Canada) (2)			23,000	67,858

Petroleum Refining - 4.43%
Hess Corp. (3)			6,500	266,045
Marathon Petroleum Corp. (3) (12)			23,500	689,490

				955,535

Radio Broadcasting Stations - 0.17%
iHeartMedia, Inc. (2)			4,610	37,433

Real Estate - 2.27%
CA Immobilien Anlagen AG (Austria)			16,500	489,364
Conwert Immobilien Invest SE (Austria) (2) (9) (13)			45,000	0

				489,364

Retail-Eating Places - 0.80%
Restaurant Brands International, Inc. (Canada) (3)			3,000	172,530

Security Brokers, Dealers & Flotation Companies - 0.47%
Goldman Sachs Group Inc. (3)			500	100,485

Services-Miscellaneous Amusement & Recreation - 0.94%
Six Flags Entertainment Corp. (2) (3)			10,000	203,000

Software - 3.39%
Playtech, Plc. (Isle of Man) (2)			64,000	299,965
VMWare, Inc. Class A (2) (3)			3,000	431,010

				730,975

Telecom - 0.45%
NII Holdings, Inc. (2) (9)			44,529	96,628

Waste & Environmental Services & Equipment - 0.02%
Strategic Environmental & Energy Resources, Inc. (2) (9) (10) (13)			43,000	3,363

Total Common Stock			(Cost $ 15,313,941)	13,256,874

Escrow Shares - 0.01%

Exide Technologies (9) (11) (13)			1,777	1,777
Petrocorp., Inc. (9) (11) (13)			200	0

Total Escrow Shares			(Cost $ 1,687)	1,777

Asset-Backed Securities - 0.67%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 2.582% (1 Month LIBOR USD + 0.79%), 6/25/2030 (4) (5) (7)			4,901	4,587
Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3, 2.497% (1 Month LIBOR USD + 0.71%), 2/25/2035 (4) (5) (7)			120,195	110,915
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 2.112% (1 Month LIBOR USD + 0.32%), 6/25/2047 (4) (5) (7)			649,319	23,725
Countrywide Home Equity Loan Trust Series 2005-A Class 2A, 1.97975% (1 Month LIBOR USD + 0.24%), 4/15/2035 (4) (5) (7)			5,998	5,834
Countrywide Alternative Loan Series 07-0A7 Class A3, 0.5017% (1 Month LIBOR USD + 0.30%) 5/25/2047 (4) (5) (9) (13)			960,000	0

Total Asset-Backed Securities			(Cost $ 135,415)	145,061

Rights - 0.00%

Corium International, Inc. Exp. 3/31/2019 0.50/share (3)			11,249	0
Seadrill Ltd.			155,336	0

Total Rights			(Cost $ 0)	0

Convertible Bonds - 0.04%

Radio Telephone Communications - 0.04%
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. 7.0%, 12/03/2099 (7) (10)			76,581	9,190

Total Convertible Bonds			(Cost $ 1,841)	9,190

Corporate Bonds - 6.08%

Automotive - 2.08%
Exide Technologies 11.000%, 04/30/2022 (4) (9) (10) (11)			546,810	448,384
Exide Technologies 7.250%, 04/30/2027 (4) (7) (10) (11)			101,663	0

				448,384

Communication Services - 1.65%
Intelsat Jackson Holdings SA (Luxembourg) 8.125%, 06/01/2023 (4) (7)			1,000,000	42,500
Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/2023 (4) (7)			500,000	313,750

				356,250

Engineering & Construction Services - 0.47%
Astaldi SpA ADR 7.125%, 12/01/2020 (4) (7) (10)			1,000,000	100,994

Financial Services - 0.04%
Hellas Telecommunication Luxembourg II SCA, (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 01/15/2015(4) (9) (10) (11) (13)			5,000,000	6,250
Lehman Brothers Holdings, Inc., 0.000%, 02/17/2015 (4) (7)			110,000	1,320
Lehman Brothers Holdings, Inc., 5.500%, 02/27/2020 (4) (7)			100,000	1,000

				8,570

Oil, Gas & Coal - 0.23%
OGX Austria GMBH 8.500%, 06/01/2018 (4) (9) (11) (13)			3,500,000	35
Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.000%, 07/15/2025 (7) (10)			123,849	49,539

				49,574

Radio Telephone Communications - 0.08%
Digicel Group 0.5 Ltd., 8.000%, 04/01/2025 (7) (10)			51,222	18,020

Retail - 0.68%
The Neiman Marcus Group, LLC., 7.125%, 06/01/2028 (4) (7)			801,845	147,670

Sovereign - 0.85%
Lebanese Republic Series GMTN (Lebanon) 6.150%, 06/19/2020 (4) (7)			1,000,000	183,750

Venture Capital - 0.00%
Infinity Capital Group, 7.000%, 12/31/2049 (4) (9) (10) (11) (13)			25,000	0

Total Corporate Bonds			(Cost $ 3,320,402)	1,313,212

Mortgate-Backed Securities - 0.13%

GNR Government National Mortgage Series 2019-108 Class NI, 4.000%, 08/20/2049 (7) (8)			492,150	14,870
GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.73101%, 06/25/2035 (7) (8)			533,865	12,113

Total Mortgage-Backed Securities			(Cost $ 597,819)	26,983

Municipal Bonds - 4.22%

Puerto Rico - 4.22%
Puerto Rico Electric Power Authority Series CCC 4.250%, 07/01/2021 (2) (4) (7)			10,000	7,025
Puerto Rico Electric Power Authority Series CCC 4.250%, 07/01/2023 (2) (4) (7)			10,000	6,538
Puerto Rico Electric Power Authority Series CCC 4.500%, 07/01/2023 (2) (4) (7)			30,000	21,150
Puerto Rico Electric Power Authority Series CCC 4.800%, 07/01/2027 (2) (4) (7)			25,000	17,625
Puerto Rico Electric Power Authority Series CCC 4.800%, 07/01/2028 (2) (4) (7)			250,000	176,250
Puerto Rico Electric Power Authority Series DDD 3.500%, 07/01/2020 (2) (4) (7)			75,000	51,656
Puerto Rico Electric Power Authority Series DDD 3.625%, 07/01/2021 (2) (4) (7)			30,000	20,663
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2020 (2) (4) (7)			55,000	39,050
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2023 (2) (4) (7)			15,000	10,650
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2024 (2) (4) (7)			10,000	7,100
Puerto Rico Electric Power Authority Series TT 5.000%, 07/01/2025 (2) (4) (7)			25,000	17,750
Puerto Rico Electric Power Authority Series WW 5.500%, 07/01/2019 (2) (4) (7)			15,000	10,631
Puerto Rico Electric Power Authority Series ZZ 4.750%, 07/01/2027 (2) (4) (7)			75,000	52,875
Puerto Rico Public Buildings Authority Series U 5.000%, 07/01/2018 (2) (4) (7)			50,000	34,875
Puerto Rico Public Buildings Authority Series C 5.750%, 07/01/2019 (2) (4) (7)			40,000	32,000
Puerto Rico Public Buildings Authority Series D 5.250%, 07/01/2036 (2) (4) (7)			50,000	39,188
Puerto Rico Public Buildings Authority Series N 5.500%, 07/01/2027 (2) (4) (7)			55,000	44,206
Puerto Rico Public Buildings Authority Series N 5.000%, 07/01/2037 (2) (4) (7)			410,000	322,362

Total Municipal Bonds			(Cost $ 713,137)	911,594

Preferred Stocks - 5.12%

Government Agencies - 4.98%
Federal Home Loan Mortgage Corp. Series B, 0.000%, Perpetual (2) (6)			19,000	242,250
Federal Home Loan Mortgage Corp. Series F, 0.000%, Perpetual (2) (6)			4,500	60,300
Federal Home Loan Mortgage Corp. Series M, 0.000%, Perpetual (2) (6)			9,500	119,938
Federal Home Loan Mortgage Corp. Series Q, 0.000%, Perpetual (2) (6)			1,000	12,500
Federal Home Loan Mortgage Corp. Series S, 0.000%, (3 Month LIBOR USD + 0.50%) Perpetual (2) (6)			25,000	327,500
Federal Home Loan Mortgage Corp. Series V, 5.570%, Perpetual (2) (6)			8,300	58,515
Federal Home Loan Mortgage Corp. Series W, 5.660%, Perpetual (2) (6)			2,674	18,718
Federal Home Loan Mortgage Corp. Series X ,6.020%, Perpetual (2) (6)			10,000	85,900
Federal National Mortgage Corp. Series H, 5.810%, Perpetual (2) (6)			5,500	75,350
Federal National Mortgage Corp. Series I, 5.375%, Perpetual (2) (6)			700	9,520
Federal National Mortgage Corp. Series M, 4.75%, Perpetual (2) (6)			4,440	60,384
Federal National Mortgage Corp. Series N, 5.500%, Perpetual (2) (6)			360	4,770

				1,075,645

Insurance - 0.14%
MBIA Insurance Corp. 4.707%, Perpetual (2) (9) (10) (11) (13)			10	30,000

Total Preferred Stocks			(Cost $ 1,445,914)	1,105,645

Structured Note - 3.62%

Financial Services - 3.62%
Lehman Brothers Holdings, Inc., 0.000%, (1 Month CPI YOY + 2.25%) 07/08/2014 (2) (4) (5) (7)			130,000	1,300
Lehman Brothers Holdings, Inc., 7.000%, 1/28/2020 (2) (4) (5) (7)			100,000	1,000
Lehman Brothers Holdings, Inc., 8.250%, 9/23/2020 (2) (4) (5) (7)			100,000	1,000
Lehman Brothers Holdings, Inc., 0.000%, 2/14/2023 (2) (4) (5) (7)			200,000	2,000
Twin Reefs Pass-Through Trust, 0.000%, (1 Month LIBOR USD + 2.00%) Perpetual (2) (4) (9) (10) (11) (13)			1,000,000	775,000

Total Structured Note			(Cost $ 485,000)	780,300

Warrants - 0.08%

Insurance - 0.08%
FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $55,860)			5,700	17,100

Total Warrants			(Cost $ 9,132)	17,100

Bank Deposit Accounts - 4.13% (2)

Collateral Huntington Conservative Deposit Account 0.020% (5)			83,905	83,905
Huntington Conservative Deposit Account, 0.020% (5)			807,821	807,821

Total Bank Deposit Accounts			(Cost $ 1,949,78)	891,726

Total Investments - 108.62%			(Cost $ 22,916,015)	23,442,765

Liabilities in Excess of Other Assets - (8.62%)				(1,859,419)

Total Net Assets - 100.00%				21,583,346

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Acadia Healthcare Co., Inc., Strike $22.50	210	12/18/2020	472,500	171,150
Evergy, Inc., Strike $55.00	170	12/18/2020	935,000	22,100
Evergy, Inc., Strike $70.00	170	12/18/2020	1,190,000	0
Magellan Health, Inc., Strike $55.00	65	12/18/2020	357,500	139,750
Alexion Pharmaceuticals, Inc., Strike $90.00	100	1/15/2021	900,000	269,000
The Bank of New York Mellon Corp., Strike $30.00	250	1/15/2021	750,000	136,250
The Bank of New York Mellon Corp., Strike $40.00	250	1/15/2021	1,000,000	17,500
Dell Technologies, Inc., Strike $40.00	145	1/15/2021	580,000	401,650
The Goldman Sachs Group, Inc., Strike $170.00	5	1/15/2021	85,000	18,238
Hilton Grand Vacations, Inc., Strike $20.00	210	1/15/2021	420,000	62,475
Qualcomm, Inc., Strike $70.00	40	1/15/2021	280,000	196,080
Qep Resources, Inc., Strike $ 8.00	120	1/15/2021	96,000	12,000
Red Robin Gourmet Burgers, Inc., Strike $12.50	200	1/15/2021	250,000	68,800
Molson Coors Beverages Co.. Strike $20.00	60	1/15/2021	120,000	82,800
Molson Coors Beverages Co.. Strike $45.00	60	1/15/2021	270,000	1,200
Citigroup, Inc., Strike $50.00	20	6/18/2021	100,000	5,880
Restaurant Brands International, Inc., Strike $40.00	30	6/18/2021	120,000	55,050
ViacomCBS, Inc., Strike $10.00	300	6/18/2021	300,000	541,500
ViacomCBS, Inc., Strike $27.00	100	6/18/2021	270,000	50,000
Alerian MLP ETF, Strike $8.00	600	1/21/2022	480,000	4,500
BP Plc., Strike $20.00	300	1/21/2022	600,000	53,100
Anheuser-Busch InBev SA.NV, Strike $65.00	50	1/21/2022	325,000	22,125
Chevron Corp., Strike $120.00	20	1/21/2022	240,000	1,660
Chevron Corp., Strike $90.00	40	1/21/2022	360,000	15,600
DuPont de Nemours, Inc., Strike $40.00	50	1/21/2022	200,000	89,500
Energy Transfer LP., Strike $10.00	250	1/21/2022	250,000	8,250
Energy Transfer LP., Strike $12.00	300	1/21/2022	360,000	5,700
Diamondback Energy, Inc., Strike $30.00	55	1/21/2022	165,000	48,400
Hess Corp., Strike $40.00	65	1/21/2022	260,000	63,050
Johnson & Johnson, Strike $155.00	40	1/21/2022	620,000	44,400
Johnson & Johnson, Strike $195.00	40	1/21/2022	780,000	7,720
KKR & Co., Inc., Strike $25.00	70	1/21/2022	175,000	76,650
MGM Resorts International, Strike $20.00	600	1/21/2022	1,200,000	414,000
Marathon Petroleum Corp., Strike $30.00	235	1/21/2022	705,000	123,375
Occidental Petroleum Corp., Strike $15.00	300	1/21/2022	450,000	51,000
Occidental Petroleum Corp., Strike $40.00	125	1/21/2022	500,000	1,750
Phillips 66, Strike $100.00	100	1/21/2022	1,000,000	9,250
Red Robin Gourmet Burgers, Inc., Strike $12.50	145	1/21/2022	181,250	82,650
Six Flags Entertainment Corp., Strike $17.50	100	1/21/2022	175,000	77,000
Twitter, Inc., Strike $15.00	250	1/21/2022	375,000	758,750
Twitter, Inc., Strike $30.00	250	1/21/2022	750,000	455,000
United States Oil Fund LP, Strike $4.50	350	1/21/2022	157,500	8,050
VMware, Inc., Strike $130.00	30	1/21/2022	390,000	86,400
Energy Select Sector SPDR Fund ETF, Strike $40.00	885	1/21/2022	3,540,000	163,725
Energy Select Sector SPDR Fund ETF, Strike $60.00	250	1/21/2022	1,500,000	7,500
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $10.00	100	1/21/2022	100,000	23,900
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $15.00	250	1/21/2022	375,000	22,375

	8355		24,709,750	4,976,803

Put Options
Invesco CurrencyShares Euro Currency Trust, Strike $108.00	100	12/18/2020	1,080,000	6,500

	100		1,080,000	6,500

Call Options Written
Acadia Healthcare Co., Inc., Strike $30.00	(420)	12/18/2020	(1,260,000)	(111,300)
Alexion Pharmaceuticals, Inc., Strike $115.00	(200)	1/15/2021	(2,300,000)	(193,000)
The Bank of New York Mellon Corp., Strike $50.00	(500)	1/15/2021	(2,500,000)	(2,500)
Citigroup, Inc., Strike $80.00	(40)	6/18/2021	(320,000)	(1,440)
DuPont de Nemours, Inc., Strike $75.00	(100)	1/21/2022	(750,000)	(26,600)
Dell Technologies, Inc., Strike $47.50	(145)	1/15/2021	(688,750)	(297,975)
Energy, Inc., Strike $65.00	(340)	12/18/2020	(2,210,000)	(17,000)
Energy, Inc., Strike $80.00	(340)	12/18/2020	(2,720,000)	(340)
Diamondback Energy, Inc., Strike $70.00	(110)	1/21/2022	(770,000)	(22,550)
The Goldman Sachs Group, Inc., Strike $220.00	(10)	1/15/2021	(220,000)	(8,300)
Hess Corp., Strike $70.00	(130)	1/21/2022	(910,000)	(26,390)
Hilton Grand Vacations, Inc., Strike $25.00	(420)	1/15/2021	(1,050,000)	(45,150)
Invesco CurrencyShares Euro Trust, Strike $108.00	(100)	12/18/2020	(1,080,000)	(29,750)
Johnson & Johnson, Strike $175.00	(80)	1/21/2022	(1,400,000)	(40,000)
KKR & Co., Inc., Strike $37.00	(140)	1/21/2022	(518,000)	(64,400)
Magellan Health, Inc., Strike $75.00	(130)	12/18/2020	(975,000)	(90,350)
MGM Resorts International, Strike $35.00	(1,200)	1/21/2022	(4,200,000)	(267,600)
Marathon Petroleum Corp., Strike $65.00	(470)	1/21/2022	(3,055,000)	(14,100)
Qualcomm, Inc., Strike $87.50	(40)	1/15/2021	(350,000)	(130,960)
Restaurant Brands International, Inc., Strike $60.00	(60)	6/18/2021	(360,000)	(30,960)
Red Robin Gourmet Burgers, Inc., Strike $22.50	(255)	1/15/2021	(573,750)	(17,850)
Red Robin Gourmet Burgers, Inc., Strike $25.00	(90)	1/21/2022	(225,000)	(25,650)
Six Flags Entertainment Corp., Strike $32.50	(200)	1/21/2022	(650,000)	(57,000)
Molson Coors Beverage Co., Strike $57.50	(120)	1/15/2021	(690,000)	(2,400)
Twitter, Inc., Strike $55.00	(500)	1/21/2022	(2,750,000)	(347,500)
ViacomCBS, Inc., Strike $30.00	(100)	12/18/2020	(300,000)	(19,600)
ViacomCBS, Inc., Strike $35.00	(600)	6/18/2021	(2,100,000)	(129,000)
VMware, Inc., Strike $190.00	(60)	1/21/2022	(1,140,000)	(43,800)

	(6,900)		(36,065,500)	(2,063,465)

Total Options			(Cost $ 2,358,989)	2,919,838

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$20,660,319	$-
Level 2 - Other Significant Observable Inputs			1,957,725	-
Level 3 - Significant Unobservable Inputs			824,721	-
Total			$23,442,765	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
(2) Represents non-income producing securities.
(3) Subject to written option contracts.
(4) Default Bonds
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Distressed Securities.
(7) Level 2 Security.
(8) Variable Rate Security. The coupon is based on an underlying pool of loans.
(9) Indicates a fair valued security. Total market value for fair valued securities is $907,593 representing 2.67% of net assets and Level 3 securities.

(10) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,904,405 representing 5.59% of net assets.

(11) Indicates an illiquid security. Total market value for illiquid securities is $1,346,446 representing 3.95% of net assets.
(12) Principal denominated in Euros.
(13) Level 3 security.